UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	575 South Charles St., Suite 401
		Baltimore, Md 21201

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland April 23, 2013

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	48

Form 13F Information Table Value Total:	88920

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     521      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      378    10303 SH       SOLE                    10303
Alcoa, Inc.                    COM              013817101     1558   182900 SH       SOLE                   182900
American Express Co.           COM              025816109     3071    45525 SH       SOLE                    45525
Apple Inc.                     COM              037833100     4273     9654 SH       SOLE                     9654
Bank of America Corp           COM              060505104     1740   142823 SH       SOLE                   142823
Bristol-Myers Squibb Co.       COM              110122108     2832    68743 SH       SOLE                    68743
Capital One Financial Corp.    COM              14040H105      341     6200 SH       SOLE                     6200
Caterpillar Inc                COM              149123101      213     2450 SH       SOLE                     2450
Cisco Systems Inc.             COM              17275R102     2196   105075 SH       SOLE                   105075
Citigroup, Inc.                COM              172967424     1244    28120 SH       SOLE                    28120
Corning Inc.                   COM              219350105     1206    90500 SH       SOLE                    90500
Costco Wholesale Corp          COM              22160K105     3035    28600 SH       SOLE                    28600
Discover Financial Services    COM              254709108     3031    67600 SH       SOLE                    67600
DuPont de Nemours & Co.        COM              263534109     2017    41035 SH       SOLE                    41035
EMC Corporation                COM              268648102     2525   105710 SH       SOLE                   105710
Energy Transfer Partners LP    COM              29273R109     2154    42500 SH       SOLE                    42500
Exxon Mobil Corporation        COM              30231G102     2775    30797 SH       SOLE                    30797
General Electric Co            COM              369604103     2498   108030 SH       SOLE                   108030
Hartford Financial Services    COM              416515104     2143    83044 SH       SOLE                    83044
Honeywell Intl Inc             COM              438516106     3188    42312 SH       SOLE                    42312
IBM Corp                       COM              459200101     3409    15983 SH       SOLE                    15983
Intel Corporation              COM              458140100     2655   121605 SH       SOLE                   121605
International Paper Co.        COM              460146103     2879    61800 SH       SOLE                    61800
JPMorgan Chase & Co            COM              46625H100     2726    57434 SH       SOLE                    57434
Johnson & Johnson              COM              478160104      204     2500 SH       SOLE                     2500
Johnson Controls, Inc.         COM              478366107     1693    48275 SH       SOLE                    48275
Legg Mason Inc.                COM              524901105     2110    65625 SH       SOLE                    65625
MBIA Inc                       COM              55262C100      596    58000 SH       SOLE                    58000
Medifast Inc                   COM              58470H101      928    40500 SH       SOLE                    40500
Micron Technology Inc          COM              595112103      501    50200 SH       SOLE                    50200
Microsoft Corporation          COM              594918104     2348    82080 SH       SOLE                    82080
Pfizer Inc.                    COM              717081103     2301    79747 SH       SOLE                    79747
Philip Morris Intl             COM              718172109      246     2650 SH       SOLE                     2650
Radian Group, Inc.             COM              750236101      885    82600 SH       SOLE                    82600
Telkonet, Inc.                 COM              879604106      692  2196500 SH       SOLE                  2196500
Tesla Motors Inc.              COM              88160R101      303     8000 SH       SOLE                     8000
Teva Pharmaceutical            COM              881624209     1722    43386 SH       SOLE                    43386
Texas Instruments, Inc.        COM              882508104     2297    64750 SH       SOLE                    64750
Titan International Inc.       COM              88830M102     1914    90800 SH       SOLE                    90800
Tractor Supply Co.             COM              892356106     3034    29135 SH       SOLE                    29135
Verizon Communications, Inc.   COM              92343V104     2865    58291 SH       SOLE                    58291
Wells Fargo & Co               COM              949746101     2455    66366 SH       SOLE                    66366
Williams-Sonoma Inc.           COM              969904101      278     5400 SH       SOLE                     5400
Windstream Corporation         COM              97381W104      222    28000 SH       SOLE                    28000
Wyndham Worldwide Corp         COM              98310W108     3652    56630 SH       SOLE                    56630
eBay Inc.                      COM              278642103     3068    56576 SH       SOLE                    56576
Storage Computer Corp.                          86211A101        0    83275 SH       SOLE                    83275